UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	March 31, 2014

T. Rowe Price U.S. Large-Cap Core Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 97.6%		
CONSUMER DISCRETIONARY 9.5%		
Auto Components 1.0%		
Delphi Automotive	12,000	814
		814
Hotels, Restaurants & Leisure 0.7%		
Wynn Resorts	2,800	622
		622
Internet & Catalog Retail 2.2%		
Amazon.com (1)	3,600	1,211
Priceline (1)	540	644
		1,855
Media 1.5%		
Twenty-First Century, Class A	40,400	1,292
		1,292
Specialty Retail 4.1%		
AutoZone (1)	1,670	897
Lowe's	28,460	1,392
Ross Stores	16,500	1,180
		3,469
Total Consumer Discretionary		8,052
CONSUMER STAPLES 7.2%		
Beverages 2.6%		
PepsiCo	26,200	2,188
		2,188
Food Products 1.6%		
Mondelez International	40,700	1,406
		1,406

Household Products 3.0%		
Procter & Gamble	31,840	2,566
		2,566
Total Consumer Staples		6,160
ENERGY 4.7%		
Oil, Gas & Consumable Fuels 4.7%		
Apache	14,000	1,161
Concho Resources (1)	4,890	599
Phillips 66	11,900	917
Pioneer Natural Resources	2,900	543
Range Resources	9,100	755
Total Energy		3,975
FINANCIALS 20.1%		
Banks 6.8%		
Bank of America	69,300	1,192
Citigroup	12,790	609
U.S. Bancorp	50,690	2,173
Wells Fargo	36,800	1,830
		5,804
Capital Markets 2.5%		
State Street	15,600	1,085
TD Ameritrade Holding	30,900	1,049
		2,134
Diversified Financial Services 0.4%		
IntercontinentalExchange	1,900	376
		376
Insurance 6.1%		
Marsh & McLennan	33,790	1,666
MetLife	22,830	1,205

Pfizer	68,750	2,208
		4,677
Total Health Care		13,161
INDUSTRIALS & BUSINESS SERVICES 16.0%		
Aerospace & Defense 8.8%		
Boeing	13,300	1,669
Honeywell International	14,520	1,347
Precision Castparts	5,900	1,491
United Technologies	25,350	2,962
		7,469
Airlines 1.1%		
American Airlines (1)	21,800	798
United Continental (1)	3,510	157
		955
Commercial Services & Supplies 1.6%		
Tyco International	32,600	1,382
		1,382
Industrial Conglomerates 4.5%		
Danaher	22,600	1,695
GE	80,500	2,084
		3,779
Total Industrials & Business Services		13,585
INFORMATION TECHNOLOGY 12.4%		
Communications Equipment 1.1%		
Qualcomm	11,890	938
		938

Electronic Equipment, Instruments & Components 1.1%		
Trimble Navigation (1)	24,800	964
		964
Internet Software & Services 2.8%		
eBay (1)	15,900	878
Google, Class A (1)	1,327	1,479
		2,357
IT Services 1.3%		
Visa, Class A	5,000	1,079
		1,079
Semiconductor & Semiconductor Equipment 4.1%		
Altera	23,880	865
Applied Materials	57,100	1,166
Intel	58,500	1,510
		3,541
Technology Hardware, Storage & Peripherals 2.0%		
Apple	2,890	1,551
Western Digital	1,400	129
		1,680
Total Information Technology		10,559
MATERIALS 6.7%		
Chemicals 4.2%		
Celanese, Series A	17,890	993
Ecolab	11,180	1,207
Praxair	10,330	1,353
		3,553
Containers & Packaging 1.3%		
Ball	20,300	1,113
		1,113

Paper & Forest Products 1.2%		
International Paper	22,000	1,009
		1,009
Total Materials		5,675
UTILITIES 5.5%		
Electric Utilities 4.5%		
American Electric Power	20,700	1,049
Entergy	18,500	1,237
XCEL Energy	52,500	1,594
		3,880
Multi-Utilities 1.0%		
PG&E	19,310	834
		834
Total Utilities		4,714
Total Common Stocks (Cost $65,762)		83,031
SHORT-TERM INVESTMENTS 2.6%		
Money Market Funds 2.6%		
T. Rowe Price Reserve Investment Fund, 0.06% (2)(3)	2,161,693	2,162
Total Short-Term Investments (Cost $2,162)		2,162
Total Investments in Securities 100.2% of Net Assets (Cost $67,924)		$ 85,193

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 26, 2009. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2014, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $67,924,000. Net unrealized gain aggregated $17,269,000 at period-end, of which $17,426,000 related to appreciated investments and $157,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014